Income and expenses - Other operating income (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Other Operating Income
Grants received	€ 1,072	€ 380	€ 595
R&D tax credit	512	398	331
R&D personnel credit	774	607	291
Other income	35	37
Other operating income	€ 2,393	€ 1,422	€ 1,218
New grants | item	2
Grants receivables increased	€ 1,400
Deferred income increased	700
Grants received increased	€ 600
R&D tax credit, payment period	4 years
VLAIO [member]
Disclosure Of Other Operating Income
New grants | item	2